Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Apr. 02, 2019
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	$ 3,909	$ 3,218
Current financial debts	235	261
Borrowings	4,144	3,479	$ 3,500
Facility B
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	794	793
Facility C
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	391	391
Local facilities (Japan)
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	0	55
Current financial debts	137	115
Series 2026 notes
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	495	495
Series 2029 notes
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	991	991
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	744	0
Series 2049 notes
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	494	493
Revolving facility
Disclosure of detailed information about borrowings [line items]
Non-current financial debts	0	0
Local facilities, all others
Disclosure of detailed information about borrowings [line items]
Current financial debts	71	101
Other short-term financial debts
Disclosure of detailed information about borrowings [line items]
Current financial debts	26	29
Derivatives
Disclosure of detailed information about borrowings [line items]
Current financial debts	$ 1	$ 16